Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® I Portfolio
September 30, 2025
VIPFLI-I-NPRT3-1125
1.822343.120
Bond Funds - 61.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	134,963	1,267,302
Fidelity International Bond Index Fund (a)	27,650	259,628
Fidelity Long-Term Treasury Bond Index Fund (a)	28,846	271,730
VIP High Income Portfolio - Investor Class (a)	19,526	98,997
VIP Investment Grade Bond II Portfolio - Investor Class (a)	317,160	3,101,822
TOTAL BOND FUNDS (Cost $5,058,656)		4,999,479

Domestic Equity Funds - 10.0%
	Shares	Value ($)
Fidelity Commodity Strategy Fund (a)	142	13,912
VIP Contrafund Portfolio - Investor Class (a)	2,170	142,491
VIP Equity Income Portfolio - Investor Class (a)	3,861	115,471
VIP Growth & Income Portfolio - Investor Class (a)	4,513	158,759
VIP Growth Portfolio - Investor Class (a)	2,188	236,305
VIP Mid Cap Portfolio - Investor Class (a)	955	36,358
VIP Value Portfolio - Investor Class (a)	4,143	80,573
VIP Value Strategies Portfolio - Investor Class (a)	2,570	39,932
TOTAL DOMESTIC EQUITY FUNDS (Cost $480,280)		823,801

International Equity Funds - 12.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Investor Class (a)	22,404	341,217
VIP Overseas Portfolio - Investor Class (a)	23,115	696,229
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $612,575)		1,037,446

Money Market Funds - 16.3%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Investor Class (a)(b) (Cost $1,337,637)	3.95	1,337,637	1,337,637

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,489,148)	8,198,363
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	8,198,364

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Commodity Strategy Fund	-	13,912	-	-	-	-	13,912	142
Fidelity Inflation-Protected Bond Index Fund	1,320,236	69,538	193,282	14,789	(8,995)	79,805	1,267,302	134,963
Fidelity International Bond Index Fund	266,860	28,688	38,318	3,087	(787)	3,185	259,628	27,650
Fidelity Long-Term Treasury Bond Index Fund	253,951	94,300	85,481	8,572	(11,024)	19,984	271,730	28,846
VIP Contrafund Portfolio - Investor Class	139,049	39,513	51,253	4,239	(2,289)	17,471	142,491	2,170
VIP Emerging Markets Portfolio - Investor Class	451,571	76,703	290,269	-	39,086	64,126	341,217	22,404
VIP Equity Income Portfolio - Investor Class	113,450	31,480	42,099	837	(811)	13,451	115,471	3,861
VIP Government Money Market Portfolio - Investor Class	1,295,809	328,424	286,596	40,462	-	-	1,337,637	1,337,637
VIP Growth & Income Portfolio - Investor Class	155,658	42,740	59,209	1,500	(408)	19,978	158,759	4,513
VIP Growth Portfolio - Investor Class	230,446	61,083	77,047	2,655	(7,014)	28,837	236,305	2,188
VIP High Income Portfolio - Investor Class	101,970	1,958	12,952	215	(240)	8,261	98,997	19,526
VIP Investment Grade Bond II Portfolio - Investor Class	3,298,468	179,371	567,955	724	(23,160)	215,098	3,101,822	317,160
VIP Mid Cap Portfolio - Investor Class	35,718	10,536	10,284	1,576	(895)	1,283	36,358	955
VIP Overseas Portfolio - Investor Class	622,390	193,770	248,595	7,200	26,480	102,184	696,229	23,115
VIP Value Portfolio - Investor Class	79,717	22,146	22,449	2,968	(1,672)	2,831	80,573	4,143
VIP Value Strategies Portfolio - Investor Class	39,622	9,818	9,556	711	(991)	1,039	39,932	2,570
	8,404,915	1,203,980	1,995,345	89,535	7,280	577,533	8,198,363

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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